Income Taxes - Profit Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ 1,642,384	¥ 879,565	¥ 1,070,190
Income tax expense (benefit):
Current taxes	625,158	366,310	287,433
Deferred taxes	(165,364)	(204,054)	22,056
Total	459,794	162,256	309,489
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	148,651	(40,638)	(42,213)
Income tax expense (benefit):
Current taxes	19,081	12,699	9,539
Deferred taxes	34,265	(92,631)	(4,081)
Total	53,346	(79,932)	5,458
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	1,493,733	920,203	1,112,403
Income tax expense (benefit):
Current taxes	606,077	353,611	277,894
Deferred taxes	(199,629)	(111,423)	26,137
Total	¥ 406,448	¥ 242,188	¥ 304,031